Contingencies, commitments and restrictions on the distribution of profits - Italian Concession Agreement (Details) - 12 months ended Dec. 31, 2025 - Italy - TA Concession Agreement
€ in Millions, $ in Millions
	EUR (€) item installment kg	USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement extension period	40 years
Number of passenger considered for each unit | item	1
Volume of goods considered for each unit | kg	100
Number of installments | installment	2
Surety provided to third parties	€ 8.5	$ 10.0
Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Amount of insurance policy to cover property damages, business interruptions and airport liabilities | €	€ 885.0